Financial Instruments (Details 6) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial assets held for trading
Monetary funds and ETFs	₪ 14	₪ 31
Marketable securities	307	321
Derivatives not used in hedging
Forward contracts	(212)	(170)
Contingent consideration for a business combination	43	(84)
Total	152	98
Level 1 [member]
Financial assets held for trading
Monetary funds and ETFs	14	31
Marketable securities	307	321
Derivatives not used in hedging
Forward contracts
Contingent consideration for a business combination
Total	321	352
Level 2 [member]
Financial assets held for trading
Monetary funds and ETFs
Marketable securities
Derivatives not used in hedging
Forward contracts	(212)	(170)
Contingent consideration for a business combination
Total	(212)	(170)
Level 3 [member]
Financial assets held for trading
Monetary funds and ETFs
Marketable securities
Derivatives not used in hedging
Forward contracts
Contingent consideration for a business combination	43	(84)
Total	₪ 43	₪ (84)